Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Product revenue	$ 1,236.1	$ 1,156.0	$ 1,094.3
Contract revenue	9.9	13.7	18.7
Total revenue	1,246.0	1,169.7	1,113.0
Cost of sales	639.7	583.3	560.7
Gross margin	606.3	586.4	552.3
Operating expenses:
Selling, general and administrative expenses	228.7	254.7	268.2
Research and development expenses	232.5	258.7	293.6
Net gain on divestment of business	(652.9)	(1.0)	(108.7)
Other net (gains)/charges	(42.2)	56.3	67.3
Settlement reserve charge		206.3
Total operating (gains)/expenses	(233.9)	775.0	520.4
Operating income/(loss)	840.2	(188.6)	31.9
Net interest and investment gains and losses:
Net interest expense	105.9	117.8	137.9
Net loss on equity method investments	81.8	26.0
Net charge on debt retirement	47.0	3.0	24.4
Net investment gains	(2.6)	(12.8)	(0.6)
Net interest and investment gains and losses	232.1	134.0	161.7
Net income/(loss) before income taxes	608.1	(322.6)	(129.8)
Provision for income taxes	47.6	2.1	46.4
Net income/(loss)	$ 560.5	$ (324.7)	$ (176.2)
Basic net income/(loss) per Ordinary Share	$ 0.95	$ (0.56)	$ (0.35)
Basic weighted-average number of Ordinary Shares outstanding	587.6	584.9	506.8
Diluted net income/(loss) per Ordinary Share	$ 0.94	$ (0.56)	$ (0.35)
Diluted weighted-average number of Ordinary Shares outstanding	593.5	584.9	506.8